Retirement benefits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of defined benefit plans [line items]
Return on plan assets excluding interest income or expense, before tax, defined benefit plans		$ 78	$ (138)
Employer contributions			$ 39
Net defined benefit liability		$ 120
Weighted average duration of defined benefit obligation		18 years	17 years
Post-employment benefit expense, defined contribution plans		$ 35	$ 36
Forecast
Disclosure of defined benefit plans [line items]
Employer contributions	$ 19
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Employer contributions		32	71
Net defined benefit liability		89	59
Net defined benefit (liability) asset		$ 6	(73)
Pension defined benefit plans | UNITED KINGDOM
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset			$ 15	£ 13